Related Party Transactions - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Dividends received from joint ventures and associates	£ 4	£ 64	£ 117
Penguin Random House [member]
Disclosure of transactions between related parties [line items]
Dividends received from joint ventures and associates	£ 1	£ 64